united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD  20850_______________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801___

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 8/31

Date of reporting period: 2/28/2022

Item 1. Reports to Stockholders.

Hundredfold Select Alternative Fund
SEMI-ANNUAL REPORT
February 28, 2022

Service Class (SFHYX)
Investor Class (HFSAX)

1-855-582-8006

www.HundredfoldSelect.com

Distributed by Ceros Financial Services, Inc.

May 3, 2022

Dear Shareholders:

This semi- annual report for the Hundredfold Select Alternative Fund (HFSAX Investor Class and SFHYX Service Class) covers the period from September 1, 2021 – February 28, 2022. The Hundredfold Select Alternative Fund Investor Class Shares returned 0.59%, while the Bloomberg Aggregate Bond Index declined by -4.07% for the period. The Standard & Poor’s 500 Total Return Index fell by -2.62%. The Hundredfold Select Alternative Fund Service Class Shares returned 0.13% during this time.

The Hundredfold Select Alternative Fund is actively managed to anticipate and respond to trends in differing types of fixed income and equity securities. It seeks steady returns, principal protection and low correlation to the overall markets while providing daily liquidity.

In September, investors dealt with uncertainty: Lawmakers battled in Washington over a massive spending plan and the threat of a government shutdown. The Federal Reserve indicated they were ‘ready’ to begin tapering. The closely watched 10-year and 30-year Treasuries declined as rates rose. This rippled through other assets as the dollar climbed and equities were pressured. The Fund trimmed exposure to high yield and added to its floating rate bond positions; it also reduced its commodities positions during the month.

Supply chain issues continued to limit economic activity as high demand was not met by available goods and services in October. The scarcity furthered inflation. A restrained economy may slow investor demand for economically sensitive bonds while underlying economic strength can hinder the attractiveness of interest sensitive bonds. Investors also faced uncertainty surrounding the Federal Reserve’s impending bond purchase tapering and rate increase cycle. The doubt resulted in a jagged bond market during October on both the ‘risk-on’ and ‘risk-off’ sides. The Fund modestly increased exposure to high yield bonds on early signs of technical improvement, but the positive indicators waned, and the Fund reduced its positions. Preferred holdings and multi-sector bond positions were reduced to reflect the increased risk of loss in momentum.

Economic sensitive bond sectors and equities pushed higher in November. But, by mid-month, momentum had begun to fade, and volatility increased. The Fund built on its high yield bond position early in the month, but quickly eliminated the holding as traction slipped. Floating rate investments had been climbing higher for most of the year though a loss of momentum caused the Sub-advisor to pare the position. The Sub-advisor increased municipal bond exposure while it decreased diversified bond holdings in the ‘bond/other’ category. Many ‘risk-on’ asset classes, including fixed income and equities, rebounded in December. The Fund boosted its high yield bond holdings early in the month, and then added to its floating rate positions later in the month.

The ‘risk-on’ bond and stock assets pulled back sharply in January. ‘Risk-off’ assets were not the beneficiary. The short end of the yield curve rose faster than the longer end, which resulted in headwinds to bonds and stocks. The Fund reduced its high yield bond positions, increased them again temporarily through tactical trades, and then reduced them back to zero by month end. The Sub- advisor raised positions in floating rate investments and made tactical equity trades while keeping an eye on volatility.

Fixed income markets experienced a lot of volatility in February. Interest sensitive classes were under pressure early in the month with ragged mid-month pricing while probing for support. Headlines shifted late in the month to geopolitical events, causing investors to seek the assumed safety of ‘risk -off’ bonds. Bond classes, such as floating rate, high yield, convertibles and preferreds, that are usually tied to the strength of the economy were less in step with each other. The Sub-advisor cut positions early in the month to floating rate and securitized credit and put on high yield positions. During the period, the Fund used swaps and futures as substitutes for various underlying reference assets to achieve part of its returns.

We thank you for your investment in the Hundredfold Select Alternative Fund. Please visit the website http://www.hundredfoldselect.com at any time for information on the Fund.

Hundredfold Advisors, LLC	Advisors Preferred, LLC

Sub-advisor to the Fund	Advisor to the Fund

Hundredfold Select Alternative Fund
PORTFOLIO REVIEW (Unaudited)

Average Annual Total Return through February 28, 2022*, as compared to its benchmarks:

					Since	Since
					Inception	Inception
	Six Month	1 Year	5 Year	10 Year	September 1, 2004	October 24, 2012
Hundredfold Select Alternative Fund - Service Class	0.13%	3.90%	10.60%	7.84%	7.15%	N/A
Hundredfold Select Alternative Fund - Investor Class	0.59%	4.88%	11.61%	N/A	N/A	8.91%
Bloomberg U.S Aggregate Bond Index **	-4.07%	-2.64%	2.71%	2.47%	3.76%	2.32%
S&P 500 Total Return Index ***	-2.62%	16.39%	15.17%	14.59%	10.38%	15.13%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses are 2.66% for the Service Class and 1.71% for the Investor Class per the most recent prospectus. For performance information current to the most recent month-end, please call 1-855-582-8006.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Holdings*	% of Net Assets
U.S. Government & Agencies	41.3%
Short-Term Investments	41.3%
Open End Funds - Fixed Income	7.6%
Other Assets in Excess of Liabilities	9.8%
Total	100.0%

*	The Top Holdings detailed does not include derivative exposure.

Please refer to the Consolidated Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hundredfold Select Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares				Fair Value
	OPEN END FUNDS — 7.6%
	FIXED INCOME - 7.6%
4,164	AlphaCentric Income Opportunities Fund, Class I			$49,676
2,284,796	Axonic Strategic Income Fund, Class I			21,979,741
6,333	Nuveen High Yield Municipal Bond Fund, Class I			111,780
				22,141,197

	TOTAL OPEN END FUNDS (Cost $22,834,599)			22,141,197

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 41.3%
	U.S. TREASURY BILLS — 41.3%
30,000,000	United States Treasury Bill(a)	—	03/10/22	29,999,737
60,000,000	United States Treasury Bill(a)	—	04/14/22	59,990,284
30,011,000	United States Treasury Bill(a)	—	05/05/22	29,998,252
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $119,997,350)			119,988,273

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 41.3%
	MONEY MARKET FUNDS - 41.3%
97,676,704	Fidelity Government Portfolio, Class I, 0.01%(b)			97,676,704
22,024,437	First American Government Obligations Fund, Class X, 0.03%(b)(c)			22,024,437
	TOTAL MONEY MARKET FUNDS (Cost $119,701,141)			119,701,141

	TOTAL SHORT-TERM INVESTMENTS (Cost $119,701,141)			119,701,141

	TOTAL INVESTMENTS - 90.2% (Cost $262,533,090)			$261,830,611
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%			28,378,167
	NET ASSETS - 100.0%			$290,208,778

OPEN FUTURES CONTRACTS
Number of				Notional
Contracts	Open Long Futures Contracts	Counterparty	Expiration	Amount(d)	Unrealized Appreciation
483	CBOT Corn Future(c)	ADM Investor Services	05/13/2022	$16,681,613	$434,700
207	CBOT Soybean Future(c)	ADM Investor Services	05/13/2022	16,940,363	43,988
177	CBOT Wheat Future(c)	ADM Investor Services	05/13/2022	8,265,900	1,070,584
205	CME E-Mini NASDAQ 100 Index Future	ADM Investor Services	03/18/2022	58,334,799	225,570
292	CME E-Mini Russell 2000 Index Future	ADM Investor Services	03/18/2022	29,849,700	785,866
348	CME Lean Hogs Future(c)	ADM Investor Services	04/14/2022	14,407,200	88,430
	TOTAL FUTURES CONTRACTS				$2,649,138

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

TOTAL RETURN SWAPS
		Number of				Unrealized
Description	Counterparty	Shares	Notional Value	Interest Rate(e)	Maturity Date	Depreciation
AlphaCentric Income Opportunities Fund, Class I	Barclays	79,345	$965,628	3-Mth USD_LIBOR plus 150 bps	7/6/2022	$(239,693)
Credit Suisse Floating Rate High Income Fund, Institutional Class	Barclays	154,804	1,018,608	3-Mth USD_LIBOR plus 185 bps	7/31/2024	(192,867)
Eaton Vance Floating-Rate Advantage Fund, Class R6	Barclays	105,029	1,097,551	3-Mth USD_LIBOR plus 150 bps	7/31/2024	(115,026)
iShares iBoxx $ High Yield Corporate Bond ETF	Barclays	344,200	28,808,748	3-Mth USD_LIBOR plus 25 bps	3/30/2023	(9,535)
TOTAL						$(557,121)

CREDIT DEFAULT SWAP AGREEMENTS – PROTECTION SOLD: (CENTRALLY CLEARED)
		Fixed Deal	Implied Credit				Amortized Upfront	Unrealized
Description	Counterparty	(Pay)Rate	Spread(f)	Maturity Date	Notional Value	Fair Value	Payments Paid	Appreciation
CDXNAHYS37V1	Credit Suisse	5.00%	3.65%	12/20/2026	$29,000,000	$4,816,161	$4,725,451	$90,710

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of February 28, 2022.

(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Interest rate is based upon current notional amounts, which may be a multiple of the number of shares plus a specified spread.

(f)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period and will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a great likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2022

Assets:
Investment securities:
At cost	$262,533,090
At value	$261,830,611
Cash collateral for swaps	330,000
Deposits with brokers for futures	8,090,518
Net upfront payments on credit default swaps	4,725,451
Unrealized appreciation on futures	2,649,138
Unrealized appreciation on credit default swaps	90,710
Receivable:
Securities sold	14,840,832
Dividends and Interest	309,370
Fund shares sold	434,197
Prepaid expenses and other assets	52,820
Total Assets	293,353,647

Liabilities:
Due to broker - variation margin on swaps	2,003,623
Unrealized depreciation on swap contracts - OTC	557,121
Payables:
Fund shares redeemed	166,815
Investment advisory fees	219,193
Distributions (12b-1) fees - Service Class	84,908
Related parties	51,422
Shareholder servicing fees - Investor Class	61,787
Total Liabilities	3,144,869

Net Assets	$290,208,778

Net Assets Consist of:
Paid in Capital	$285,017,382
Accumulated Earnings	5,191,396
Net Assets	$290,208,778

Net Asset Value Per Share
Service Class Shares:
Net Assets	$96,134,803
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,841,266
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$25.03

Investor Class Shares:
Net Assets	$194,073,975
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	7,340,811
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$26.44

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2022

Investment Income:
Dividend income	$2,841,055
Interest income	3,891
Total Investment Income	2,844,946

Expenses:
Investment advisory fees	1,346,878
Distribution (12b-1) fees - Service Class	499,082
Operating services fees	212,275
Shareholder servicing fees - Investor Class	50,868
Net Operating Expenses	2,109,103

Net Investment Income	735,843

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	4,801,296
Futures	3,472,241
Swaps	(35,029)
8,238,508
Net change in unrealized appreciation (depreciation) on:
Investments	(7,169,130)
Futures	985,396
Swaps	(1,572,986)
(7,756,720)

Net Realized and Unrealized Gain on Investments, Futures and Swaps	481,788

Net Increase in Net Assets Resulting From Operations	$1,217,631

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2022	August 31, 2021
	(Unaudited)
Operations:
Net investment income	$735,843	$442,294
Net realized gain from investments, futures and swaps	8,238,508	29,044,495
Long-term capital gains distributions from underlying investment companies	—	12,611
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(7,756,720)	2,956,059
Net Increase in Net Assets Resulting From Operations	1,217,631	32,455,459

Distributions to Shareholders from:
Total Distributions Paid
Service Class	(9,740,073)	(8,332,999)
Investor Class	(17,037,860)	(6,400,172)
Total Distributions to Shareholders	(26,777,933)	(14,733,171)

Capital share transactions:
Proceeds from shares sold:
Service Class	9,522,780	44,750,891
Investor Class	77,026,121	228,856,472
Net asset value of shares issued in reinvestment of distributions:
Service Class	9,055,102	7,715,641
Investor Class	15,140,999	4,448,946
Payments for shares redeemed
Service Class	(17,739,998)	(15,842,981)
Investor Class	(102,561,176)	(64,011,161)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(9,556,172)	205,917,808

Total Increase (Decrease) in Net Assets	(35,116,474)	223,640,096

Net Assets:
Beginning of Period	325,325,252	101,685,156
End of Period	$290,208,778	$325,325,252

Share Activity
Service Class:
Shares Sold	366,264	1,716,643
Shares issued in reinvestment of Distributions	354,802	329,166
Shares Redeemed	(692,279)	(591,126)
Net Increase in Shares of Beneficial Interest Outstanding	28,787	1,454,683

Share Activity
Investor Class:
Shares Sold	2,817,404	8,199,658
Shares issued in reinvestment of Distributions	562,151	179,998
Shares Redeemed	(3,597,785)	(2,222,930)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(218,230)	6,156,726

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Service Class
	Six Months
	Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)
	(Unaudited)
Net asset value, beginning of year/period	$27.54		$26.55	$21.72	$21.86	$23.10	$22.50
Income (loss) from investment operations:
Net investment income (loss) (1)	(0.00	) (7)	(0.10)	(0.12)	0.07	(0.10)	0.14
Net realized and unrealized gain on investments	0.05		4.56	5.92	0.35	0.99	1.69
Total from investment operations	0.05		4.46	5.80	0.42	0.89	1.83
Less distributions from:
Net investment income	(1.19)		(1.38)	(0.42)	(0.09)	(0.53)	(0.78)
Net realized gains	(1.37)		(2.09)	(0.55)	(0.47)	(1.60)	(0.45)
Total distributions	(2.56)		(3.47)	(0.97)	(0.56)	(2.13)	(1.23)
Net asset value, end of year/period	$25.03		$27.54	$26.55	$21.72	$21.86	$23.10
Total return (2)	0.13	% (8)	19.09%	27.84%	2.01%	4.03%	8.49	% (3)
Net assets, at end of year/period (000s)	$96,135		$104,988	$62,606	$42,559	$40,192	$39,349
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	2.16	% (9)	2.22%	2.40%	2.45%	2.45%	2.45%
Ratio of net investment income (loss) to average net assets (4,5)	(0.03	)% (9)	(0.39)%	(0.51)%	0.33%	(0.47)%	0.60%
Portfolio Turnover Rate (6)	117	% (8)	51%	515%	488%	505%	419%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The Fund’s portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized

(9)	Annualized

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Investor Class
	Six Months
	Ended		Year Ended August 31,
	February 28, 2022		2021	2020	2019	2018	2017
	(Consolidated)		(Consolidated)	(Consolidated)	(Consolidated)	(Consolidated)
	(Unaudited)
Net asset value, beginning of year/period	$29.15		$27.87	$22.83	$22.88	$24.09	$23.57
Income (loss) from investment operations:
Net investment income (1)	0.12		0.15	0.08	0.29	0.09	0.36
Net realized and unrealized gain on investments	0.06		4.80	6.22	0.36	1.04	1.76
Total from investment operations	0.18		4.95	6.30	0.65	1.13	2.12
Less distributions from:
Net investment income	(1.52)		(1.58)	(0.71)	(0.23)	(0.74)	(1.15)
Net realized gains	(1.37)		(2.09)	(0.55)	(0.47)	(1.60)	(0.45)
Total distributions	(2.89)		(3.67)	(1.26)	(0.70)	(2.34)	(1.60)
Net asset value, end of year/period	$26.44		$29.15	$27.87	$22.83	$22.88	$24.09
Total return (2)	0.59	% (7)	20.18%	29.04%	2.95%	4.94%	9.48	% (3)
Net assets, at end of year/period (000s)	$194,074		$220,337	$39,079	$12,490	$14,026	$12,826
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.21	% (8)	1.27%	1.45%	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets (4,5)	0.89	% (8)	0.53%	0.34%	1.24%	0.40%	1.52%
Portfolio Turnover Rate (6)	117	% (7)	51%	515%	488%	505%	419%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The Fund’s portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

(7)	Not annualized

(8)	Annualized

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2022

1.	ORGANIZATION

The Hundredfold Select Alternative Fund (the “Fund”) is a diversified series of Advisors Preferred Trust, a Delaware statutory trust (the “Trust”) organized on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers Service Class Shares and Investor Class Shares with commencement of operations on September 1, 2004 and October 24, 2012, respectively. The Fund was reorganized on August 9, 2019 from a predecessor fund to a series of Advisors Preferred Trust, a Delaware statutory trust.

Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and shareholding servicing fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis. Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (ETFs), naked and covered options on such instruments, currencies, and other unaffiliated investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

a) Investment Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received- from the broker-dealer/counterparty that issued the swap. -The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

b) Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Open End Funds	$22,141,197	$—	$—	$22,141,197
U.S. Government & Agencies	—	119,988,273	—	119,988,273
Short-Term Investments	119,701,141	—	—	119,701,141
Total Investments	$141,842,338	$119,988,273	$—	$261,830,611
Derivatives
Future Contracts	$2,649,138	$—	$—	$2,649,138
Swap Contracts	—	90,710	—	90,710
Total Derivatives	$2,649,138	$90,710	$—	$2,739,848
Total Assets	$144,491,476	$120,078,983	$—	$264,570,459
Liabilities
Derivatives
Swap Contracts	$—	$557,121	$—	$557,121
Total Liabilities	$—	$557,121	$—	$557,121

The Fund did not hold any Level 3 securities during the current six months ended.

*	Refer to the Consolidated Schedule of Investments for classification by asset class.

Consolidation of Subsidiaries – Hundredfold Select Alternative Fund Limited (“HFSA Fund Limited”)

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Hundredfold Select Alternative Fund include the accounts of HFSA Fund Limited, a wholly owned and controlled subsidiary. HFSA Fund Limited is a fund incorporated as an exempted company under the companies’ law of the Cayman Islands on June 19, 2018 and is a controlled foreign corporation for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The Hundredfold Select Alternative Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	February 28, 2022	February 28, 2022
HFSA Fund Limited	6/19/2018	$ 27,340,158	9.4%

c) Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions, such as total return swaps and portfolio swaps for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund has been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities, if indicated on the Consolidated Schedule of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non -payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

d) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates all cash, cash equivalents and liquid securities as collateral for futures contracts and options on futures contracts.

f) Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). Passive ETFs are a type of index fund bought and sold on a securities exchange. A passive ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

g) Security Transactions and Related Income – Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Upfront payments on Credit Default Swaps are amortized over the life of the contract.

h) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i) Federal Income Taxes – The Fund continues to comply, and intends to continue, with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income tax. No provision for federal income taxes has been made.

For tax purposes, HFSA Fund Limited (“HFSA”) is an exempted Cayman Islands investment company. HFSA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, HFSA is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2019 through August 31, 2021 or expected to be taken in the Fund’s August 31, 2022 year-end tax returns.

j) Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income on ex-date and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

k) Indemnifications – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l) Market Risks – Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

3.	INVESTMENT AND DERIVATIVE TRANSACTIONS

For the six months ended February 28, 2022, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) amounted to $139,276,182 and $313,920,837, respectively.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. For the six months ended February 28, 2022, the Fund invested in futures and swaps contracts.

At February 28, 2022, the fair value of derivatives instruments was as follows:

Asset/Liability Derivatives
	Commodity risk	Credit risk	Equity risk	Interest risk	Total
Futures[1]	$1,637,702	$—	$1,011,436	$—	$2,649,138
Swap contracts[2]	—	90,710	(557,121)	—	(466,411)
Total	$1,637,702	$90,710	$454,315	$—	$2,182,727

1.	Consolidated Statement of Assets and Liabilities location: Unrealized appreciation on futures.

2.	Consolidated Statement of Assets and Liabilities location: Unrealized appreciation (depreciation) on swap contracts.

Transactions in derivative instruments during the six months ended February 28, 2022, were as follows:

	Commodity
	risk	Credit risk	Currency risk	Equity risk	Interest risk	Total
Realized gain (loss)[3]
Futures contracts	$11,829,128	$—	$(424,969)	$(7,766,497)	$(165,421)	$3,472,241
Swap contracts	—	103,076	—	(138,105)	—	(35,029)
Total realized gain (loss)	$11,829,128	$103,076	$(424,969)	$(7,904,602)	$(165,421)	$3,437,212
Change in unrealized appreciation (depreciation)[4]
Futures contracts	$1,431,269	$—	$—	$(491,071)	$45,198	$985,396
Swap contracts	—	(928,578)	—	(644,408)	—	(1,572,986)
Total change in unrealized appreciation (depreciation)	$1,431,269	$(928,578)	$—	$(1,135,479)	$45,198	$(587,590)

3.	Consolidated Statement of Operations location: Net realized gain (loss) on futures and swaps.

4.	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures and swaps.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

The derivative instruments outstanding as of February 28, 2022 as disclosed in the Consolidated Schedule of Investments and the amounts of realized gain (loss) and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS AND LIABILITIES

The Fund’s policy is to recognize a net asset or liability equal to the unrealized gain/ (loss) for futures and gross asset or liability equal to unrealized gain/(loss) for swaps contracts. During the six months ended February 28, 2022, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at February 28, 2022.

		Gross Amounts	Net Amounts of	Gross Amounts Not Offset in the
		Offset in the	Assets Presented in	Consolidated Statement of Assets &
Assets:		Consolidated	the Consolidated	Liabilities
	Gross Amounts of	Statement of Assets	Statement of Assets	Financial	Cash Collateral
	Recognized Assets	& Liabilities	& Liabilities	Instruments	Received	Net Amount
Swaps Contracts	$90,710	$—	$90,710	$(90,710)	$—	$—
Futures Contracts	2,649,138	—	2,649,138	—	—	2,649,138
Total	$2,739,848	$—	$2,739,848	$(90,710)	$—	$2,649,138

		Gross Amounts	Net Amounts of	Gross Amounts Not Offset in the
Liabilities:		Offset in the	Liabilities Presented	Consolidated Statement of Assets &
	Gross Amounts of	Consolidated	in the Consolidated	Liabilities
	Recognized	Statement of Assets	Statement of Assets	Financial	Cash Collateral
Description	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount
Swaps Contracts - OTC	$(557,121)	$—	$(557,121)	$90,710	$—	$(466,411)
Futures Contracts	—	—	—	—	—	—
Total	$(557,121)	$—	$(557,121)	$90,710	$—	$(466,411)

(1)	The amount is limited to the derivative liability balance and accordingly does not include any additional collateral pledged.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and gross unrealized appreciation and depreciation, including futures and swaps, at February 28, 2022, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation /
Cost	Appreciation	Depreciation	(Depreciation)
$270,085,077	$90,748	$(8,811,625)	$(8,720,877)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2021	August 31, 2020
Ordinary Income	$11,801,575	$2,380,452
Long-Term Capital Gain	2,931,596	—
	$14,733,171	$2,380,452

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

As of August 31, 2021, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$19,319,084	$3,740,241	$—	$—	$206,433	$7,485,940	$30,751,698

The difference between book basis and tax basis unrealized appreciation from investments is primarily attributable to the mark-to-market on open futures and swap contracts and adjustments for the wholly owned subsidiary.

During the fiscal year ended August 31, 2021, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits and tax adjustments for the wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended August 31, 2021 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$4,633,092	$(4,633,092)

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred, LLC (“Advisor”), serves as investment advisor to the Fund.

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly and applied to the Fund’s average daily net assets at an annual rate of 1.00%. In addition, the Advisor has entered into a sub-advisory agreement with Hundredfold Advisors, LLC (“Sub-Advisor”) whereby the Sub-Advisor will direct investment activities of the Fund. The Sub-Advisor is paid by the Advisor and not the Fund. For the six months ended February 28, 2022, the Fund paid $1,346,878 in advisory fees. HFSA paid $0 in advisory fees, for the six months ended February 28, 2022.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, an account maintenance fee of 0.25% as compensation for sales, promotional activities and services, and a distribution fee at the rate of 0.75% on an annualized basis of the average net assets are attributable to Service Class Shares of the Fund. The fees are paid to Ceros Financial Services Inc. (the “Distributor” or “Ceros”) an affiliate of the Advisor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and -or maintenance of Service Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended February 28, 2022, the Fund incurred $499,082 in fees. During the six months ended February 28, 2022, Ceros, a registered broker/dealer, executed trades on behalf of the Fund and received $120 in trade commissions.

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of the Fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor. For the six months ended February 28, 2022, the Fund incurred $50,868 in fees.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Advisor earned $4,500 in fees for the six-month period ended February 28, 2022.

Spectrum Financial Inc., an affiliate of Hundredfold, may provide services to the Fund and receive an annualized fee of 0.25% based on the average daily net assets of the Fund attributable to clients of Spectrum Financial, Inc. who are Service Class shareholders of the Fund. For the six months ended February 28, 2022, there were no fees paid under this agreement.

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2022

transfer agency services to the Fund. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. UFS is responsible for these fees.

8.	NEW REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Government Portfolio, Class I shares (“Fidelity”). The Fund may redeem its investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Fidelity. The financial statements of Fidelity, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2022, the percentage of the Fund’s net assets invested in Fidelity was 33.7%.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hundredfold Select Alternative Fund
EXPENSE EXAMPLE (Unaudited)
February 28, 2022

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period September 1, 2021 – February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio	September 1, 2021	February 28, 2022	Period (1)
Service Class	2.16%	$1,000.00	$1,001.30	$10.72
Based on actual fund return
Based on hypothetical 5% return	2.16%	1,000.00	1,014.09	10.78
Investor Class
Based on actual fund return	1.21%	1,000.00	1,005.90	6.03
Based on hypothetical 5% return	1.21%	1,000.00	1,018.78	6.07

(1)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number	● Purchase History
	● Assets	● Account Balances
	● Retirement Assets	● Account Transactions
	● Transaction History	● Wire Transfer Instructions
● Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

●    Open an account

●    Provide account information

●    Give us your contact information

●    Make deposits or withdrawals from your account

●    Make a wire transfer

●    Tell us where to send the money

●    Tells us who receives the money

●    Show your government-issued ID

●    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    Affiliates from using your information to market to you

●    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-582-8006.

INVESTMENT ADVISOR
Advisors Preferred, LLC
1445 Research Boulevard, #530
Rockville, MD 20850

SUB-ADVISOR
Hundredfold Advisors, LLC
272 Bendix Road, Suite 600
Virginia Beach, VA 23452

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HSAF-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 5/9/2022

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 5/9/2022